Financial Risk Management - Additional Information (Detail) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2019 USD ($)
Disclosure of net debt [line items]
Target ratio of net debt to EBITDA	1.5	1.5
Target ratio of net debt to EBITDA post IFRS 16	2.2	2.2
Borrowings	£ 1,664		£ 720
Adjusted operating profit	581
Adjusted operating profit translated at year end closing rates	559
(Increase) decrease in EBITDA translated at year end closing rates	26
EBITDA	804
EBITDA translated at year end closing rates	778
Cash and cash equivalents (excluding overdrafts)	437		£ 568
Undrawn borrowing capacity on revolving credit facility	230
(Increase) decrease in adjusted operating profit translated at year end closing rates	22
Interest rate swap contract [member]
Disclosure of net debt [line items]
Interest rate swaps	336	€ 395
Fair value hedges [member]
Disclosure of net debt [line items]
Interest rate swaps	£ 336	€ 395
Investment grade bank counterparties [member]
Disclosure of net debt [line items]
Percentage of cash and cash equivalents held with counter parties	84.00%	84.00%
AAA money market fund counterparties [member]
Disclosure of net debt [line items]
Percentage of cash and cash equivalents held with counter parties	12.00%	12.00%
Non-investment grade bank counterparties [member]
Disclosure of net debt [line items]
Percentage of cash and cash equivalents held with counter parties	4.00%	4.00%
US Dollars [member]
Disclosure of net debt [line items]
Percentage of currency exposure to sales			60.00%
Borrowings	£ 539		£ 188
Trade payables	214		178
Sterling [member]
Disclosure of net debt [line items]
Borrowings	576		23
Trade payables	57		57
Other currency [member]
Disclosure of net debt [line items]
Borrowings	107		3
Trade payables	87		98
Due in 2024 [member]
Disclosure of net debt [line items]
Undrawn borrowing capacity on revolving credit facility	900			$ 1,190
Fixed interest rate [member]
Disclosure of net debt [line items]
Borrowings	1,641		674
Floating interest rate [member]
Disclosure of net debt [line items]
Borrowings	£ 23		£ 103